Inventory - Summary of Inventory Provision Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes In Provision Of Inventory [Abstract]
Balance at beginning of period	$ (1,084)	$ (2,134)
Increase	(554)	(284)
Write-off	354	1,241
Currency translation adjustment	(159)	93
Balance at end of period	$ (1,443)	$ (1,084)